Mairs and Power Minnesota Municipal Bond ETF
SCHEDULE OF INVESTMENTS (unaudited)				September 30, 2023

Par Value	Security Description				Value
	FIXED INCOME SECURITIES 96.5%
	MUNICIPAL BONDS 96.5% (a)
$100,000	Minnesota Municipal Power Agency	5.000%		10/01/23	$100,000
100,000	City of St Paul MN Sales & Use Tax Revenue	5.000%		11/01/23	100,067
275,000	County of Hennepin MN	5.000%		12/15/23	275,566
125,000	Pierz Independent School District No 484	4.000%		02/01/24	125,012
250,000	Richfield Independent School District No 280	5.000%		02/01/24	250,861
100,000	Minnesota Higher Education Facilities Authority	5.000%		12/01/24	101,271
230,000	Northfield Independent School District No 659	5.000%		02/01/25	233,670
150,000	Minneapolis Special School District No 1	5.000%		02/01/25	152,238
115,000	Spring Lake Park Independent School District No 16	4.000%		02/01/25	115,360
250,000	Rosemount-Apple Valley-Eagan Independent School District No 196	5.000%		04/01/25	253,699
115,000	City of Chaska MN Electric Revenue	5.000%		10/01/25	117,710
200,000	Southern Plains Education Cooperative No 915	3.000%		02/01/26	193,791
95,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.500%		09/01/26	89,998
100,000	City of Richfield MN	4.000%		02/01/27	101,076
330,000	Alden-Conger Independent School District No 242	3.000%		02/01/27	311,603
200,000	City of Willmar MN	5.000%		02/01/27	207,663
305,000	State of Minnesota	5.000%		08/01/27	316,739
190,000	State of Minnesota	5.000%		08/01/27	191,818
135,000	City of Center City MN	4.000%		11/01/27	132,359
100,000	City of Wayzata MN	3.000%		12/01/27	96,379
100,000	Waconia Independent School District No 110	3.000%		02/01/28	95,956
125,000	City of Fridley MN	4.000%		02/01/28	125,753
200,000	North Branch Independent School District No 138	5.000%		02/01/28	210,268
125,000	City of Faribault MN	4.000%		12/15/28	127,547
145,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/29	150,630
200,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/30	212,114
185,000	City of Hopkins MN	2.000%		02/01/30	158,402
105,000	Metropolitan Council	4.000%		03/01/30	106,207
150,000	Rosemount-Apple Valley-Eagan Independent School District No 196	1.300%		04/01/30	120,777
200,000	City of Minneapolis MN	2.000%		12/01/30	167,291
150,000	County of Hennepin MN	5.000%		12/15/30	162,178
200,000	Duluth Independent School District No 709	0.000	%(b)	02/01/31	143,135
50,000	Pelican Rapids Independent School District No 548	2.150%		02/01/31	43,947
130,000	St Cloud Housing & Redevelopment Authority	2.000%		02/01/31	109,019
275,000	Springfield Independent School District No 85	3.000%		02/01/31	260,141
200,000	North St Paul-Maplewood-Oakdale Independent School District No 622	2.000%		02/01/31	165,764
100,000	Princeton Public Utilities Commission	5.000%		04/01/31	106,034
65,000	Dakota County Community Development Agency	2.000%		01/01/32	52,579
175,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/32	180,913
195,000	City of Carver MN	3.000%		02/01/32	176,580
200,000	Pine City Independent School District No 578	2.000%		04/01/32	162,247
365,000	City of Elk River MN Electric Revenue	3.000%		08/01/32	329,172
75,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%		10/01/32	73,881
110,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	3.125%		11/15/32	94,559
200,000	City of Carver MN	3.000%		02/01/33	178,274
115,000	City of Madelia MN	2.000%		02/01/33	91,757
200,000	St Paul Independent School District No 625	3.000%		02/01/33	182,087
160,000	St Cloud Housing & Redevelopment Authority	2.000%		02/01/33	127,662
300,000	Hibbing Independent School District No 701	3.000%		03/01/33	269,895
300,000	City of St Paul MN	2.000%		05/01/33	234,797
120,000	City of Minneapolis MN	5.000%		11/15/33	122,721
100,000	County of Hennepin MN	5.000%		12/15/33	107,653
110,000	Shakopee Independent School District No 720	3.500%		02/01/34	109,752
300,000	City of Hutchinson MN	2.000%		02/01/34	230,460
200,000	City of St Cloud MN	2.000%		02/01/34	153,640
125,000	Zumbro Education District	4.000%		02/01/34	116,689
275,000	State of Minnesota	5.000%		08/01/34	295,364
100,000	City of Center City MN	4.500%		11/01/34	96,857
120,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/35	126,482
350,000	North St Paul-Maplewood-Oakdale Independent School District No 622	3.000%		02/01/35	304,819
100,000	County of Pennington MN	2.375%		02/01/35	80,039
100,000	St Paul Independent School District No 625	2.250%		02/01/35	76,923
350,000	County of St Louis MN	2.000%		12/01/35	253,027
100,000	City of Coon Rapids MN	2.500%		02/01/36	78,312
100,000	University of Minnesota	5.000%		04/01/36	102,141
150,000	Minnetonka Independent School District No 276	3.000%		07/01/36	128,086
200,000	Minnesota Higher Education Facilities Authority	3.000%		10/01/36	160,068
100,000	City of Hanover MN	3.300%		02/01/37	84,059
225,000	Fergus Falls Independent School District No 544	3.000%		02/01/37	175,094
250,000	City of Rosemount MN	5.000%		02/01/37	267,082
130,000	Minnesota Higher Education Facilities Authority	4.000%		03/01/37	126,686
250,000	Housing & Redevelopment Authority of The City of St Paul Minnesota	4.000%		10/01/37	225,723
275,000	Zumbro Education District	4.000%		02/01/38	239,851
250,000	City of Delano MN	5.000%		02/01/38	263,760
295,000	County of Wright MN	3.000%		12/01/38	228,938
500,000	Forest Lake Independent School District No 831	4.000%		02/01/39	477,221
250,000	Rochester Independent School District No 535	2.500%		02/01/39	182,477
250,000	County of Wright MN	3.000%		12/01/39	192,748
150,000	City of Rochester MN	5.000%		02/01/40	161,125
150,000	University of Minnesota	5.000%		04/01/40	155,453
545,000	State of Minnesota	5.000%		08/01/40	572,472
175,000	City of Minneapolis MN	4.000%		11/15/40	159,179
225,000	St Cloud Independent School District No 742/MN	5.000%		02/01/41	231,810
290,000	City of Apple Valley MN	4.000%		09/01/41	237,086
400,000	Minnesota Higher Education Facilities Authority	3.000%		10/01/41	293,759
250,000	County of Carlton MN	5.000%		02/01/42	264,143
500,000	Anoka-Hennepin Independent School District No 11	3.000%		02/01/43	380,825
125,000	Minnesota Higher Education Facilities Authority	3.000%		03/01/43	90,720
400,000	State of Minnesota	5.000%		08/01/43	425,519
200,000	County of Itasca MN	4.000%		02/01/44	181,386
85,000	Minnesota Municipal Power Agency	5.000%		10/01/47	85,507
100,000	Western Minnesota Municipal Power Agency	5.000%		01/01/49	101,567
25,000	Minneapolis-St Paul Metropolitan Airports Commission	5.000%		01/01/52	25,020
					16,458,689
	TOTAL FIXED INCOME SECURITIES				$16,458,689
	(cost $19,054,701)

	SHORT-TERM INVESTMENTS 4.2%
707,613	First American Government Obligations Fund, Class X, 0.0526%(c)				$707,613
3,441	First American Treasury Obligations Fund, Class X, 0.0526%(c)				3,441

	TOTAL SHORT-TERM INVESTMENTS				$711,054
	(cost $711,054)

	TOTAL INVESTMENTS 100.7%				$17,169,743
	(cost $19,765,755)

	OTHER ASSETS AND LIABILITIES (NET) (0.7)%				(110,906)

	TOTAL NET ASSETS 100.0%				$17,058,837

(a)	The date shown represents the earliest of the next put date or final maturity date.
(b)	Zero coupon bond.
(c)	The rate quoted is the annualized seven-day effective yield as of September 30, 2023.

See accompanying Notes to Financial Statements.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on the exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.
Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or (ii) the latest sales price on the Composite Market for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the- counter markets as published by an approved independent pricing service
(a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Any discount or premium is accreted or amortized over the expected life of the respective security using the constant yield to maturity method. Pricing
Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined.

When market quotations are not readily available, any security or other asset is valued at its fair value as in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser's fair value pricing procedures, subject to oversight by the Trust's Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market or world events cause the
Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.
ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Growth Fund	Balanced Fund	Small Cap Fund	Minnesota ETF
Level 1 *	$4,502,244,592	$472,702,285	$310,517,531	$711,054
Level 2**	-	258,220,382	-	16,458,689
Level 3	-	-	-	-
Total	$4,502,244,592	$730,922,667	$310,517,531	$17,169,743

* All Level 1 investments are equity securities (common stocks and preferred stocks) and short-term investments.
** All Level 2 investments are fixed income securities.

For detail of securities by major sector classification for the Funds, please refer to the Schedule of Investments.
The Funds did not hold any Level 3 investments during the period ended September 30, 2023.
The Fund did not invest in any financial derivative instruments during the period ended September 30, 2023.